Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Compensation costs
Performance costs	£ 1,555	£ 1,436	£ 1,308
Salaries	2,667	2,766	2,921
Social security costs	414	381	374
Retirement benefits	348	329	298
Other compensation costs	228	237	221
Total compensation costs	5,212	5,149	5,122
Other resourcing costs
Outsourcing	203	198	206
Redundancy and restructuring	90	137	176
Temporary staff costs	17	16	22
Other	63	56	65
Total other resourcing costs	373	407	469
Total staff costs	5,585	5,556	5,591
Software | Internally generated
Compensation costs
Total compensation costs	328	324	259
Defined contribution schemes
Compensation costs
Retirement benefits	172	178	180
Pension defined benefit plans
Compensation costs
Retirement benefits	£ 176	£ 151	£ 118